DoubleLine Selective Credit Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 0.2%
2,189,707	Waterfall Commercial Mortgage Trust, Series 2015-SBC5-A	4.10%	#^	09/14/2022	2,253,790

Total Asset Backed Obligations (Cost $2,180,162)					2,253,790

Collateralized Loan Obligations - 0.3%
1,000,000	Babson Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 6.45%)	9.04%	^	10/20/2030	977,454
1,000,000	Octagon Investment Partners Ltd., Series 2012-1A-DR (3 Month LIBOR USD + 7.15%)	9.75%	^	07/15/2029	1,000,713
500,000	Voya Ltd., Series 2016-4A-E2 (3 Month LIBOR USD + 6.65%)	9.24%	^	07/20/2029	500,147

Total Collateralized Loan Obligations (Cost $2,480,365)					2,478,314

Non-Agency Commercial Mortgage Backed Obligations - 0.8%
530,000	20 Times Square Trust, Series 2018-20TS-G	3.20%	#^	05/15/2035	509,939
214,000	BB-UBS Trust, Series 2012-TFT-TE	3.68%	#^	06/05/2030	206,029
500,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	450,267
755,000	BX Commercial Mortgage Trust, Series 2018-BIOA-E (1 Month LIBOR USD + 1.95%, 1.98% Floor)	4.35%	^	03/15/2037	759,107
694,000	Caesars Palace Las Vegas Trust, Series 2017-VICI-D	4.50%	#^	10/15/2034	725,470
224,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.57%	#^	02/10/2048	209,086
288,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85%	^	02/10/2049	244,207
253,000	CLNS Trust, Series 2017-IKPR-E (1 Month LIBOR USD + 3.50%, 3.50% Floor)	5.91%	^	06/11/2032	254,953
253,000	CLNS Trust, Series 2017-IKPR-F (1 Month LIBOR USD + 4.50%, 4.50% Floor)	6.91%	^	06/11/2032	255,830
227,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-D	4.72%	#^Þ	10/15/2045	91,254
194,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.90%	#	08/10/2047	205,311
151,315	FREMF Mortgage Trust, Series 2016-KF22-B (1 Month LIBOR USD + 5.05%, 5.05% Floor)	7.48%	^	07/25/2023	157,087
347,000	GMAC Commercial Mortgage Securities Trust, Series 2004-C3-E	5.14%	#^	12/10/2041	345,254
107,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX-D	5.10%	#	01/12/2037	107,182
119,164	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	113,678
208,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.14%	#^	10/05/2031	209,928
350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFL (1 Month LIBOR USD + 2.60%, 2.60% Floor)	5.03%	^	07/05/2033	350,782
350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54%	^	07/05/2033	371,472
350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-FFX	5.54%	^	07/05/2033	358,778
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.62%	#	10/15/2047	263,772
350,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	356,759
556,000	Morgan Stanley Capital Trust, Series 2017-CLS-F (1 Month LIBOR USD + 2.60%, 2.60% Floor)	4.99%	^	11/15/2034	554,456
409,901	Tharaldson Hotel Portfolio Trust, Series 2018-THL-E (1 Month LIBOR USD + 3.18%, 3.10% Floor)	5.60%	^	11/11/2034	412,040

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $7,529,340)					7,512,641

Non-Agency Residential Collateralized Mortgage Obligations - 94.5%
6,201,580	Ajax Mortgage Loan Trust, Series 2017-C-A	3.75%	^§	07/25/2060	6,244,797
3,678,507	Alternative Loan Trust, Series 2005-4-1A3	5.75%		04/25/2035	3,209,838
6,370,124	Alternative Loan Trust, Series 2005-55CB-2A1	5.50%		11/25/2035	5,786,392
5,480,658	Alternative Loan Trust, Series 2005-79CB-A1 (1 Month LIBOR USD + 0.55%, 0.55% Floor, 5.50% Cap)	2.95%		01/25/2036	4,268,597
5,480,658	Alternative Loan Trust, Series 2005-79CB-A2 (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	2.55%	I/FI/O	01/25/2036	720,488
9,242,597	Alternative Loan Trust, Series 2005-80CB-4A1	6.00%		02/25/2036	7,288,041
7,447,908	Alternative Loan Trust, Series 2007-OA8-1A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	2.58%		06/25/2047	6,488,763
7,234,160	Asset Backed Securities CorporationHome Equity Loan Trust, Series 2003-HE1-M3 (1 Month LIBOR USD + 5.25%, 3.50% Floor)	7.64%		01/15/2033	7,147,835
2,994,281	Banc of America Funding Corporation, Series 2006-2-2A11	5.50%		03/25/2036	2,967,038
1,726,885	Banc of America Funding Corporation, Series 2007-1-TA8	5.85%	ß	01/25/2037	1,727,505
2,800,362	Banc of America Mortgage Securities Trust, Series 2006-3-1A10	6.00%		10/25/2036	2,742,013
4,850,307	BCAP LLC Trust, Series 2011-RR4-4A8	6.00%	^	08/26/2037	4,882,062
5,089,247	BCAP LLC Trust, Series 2011-RR4-5A8	6.00%	^	08/26/2037	5,122,566
18,740,165	BCAP LLC Trust, Series 2012-RR4-6A2	4.45%	#^	11/26/2035	14,507,440
9,896,218	BCAP LLC Trust, Series 2013-RR2-6A2	4.59%	#^	06/26/2037	9,721,813
5,277,142	Bear Stearns ARM Trust, Series 2006-2-2A1	4.29%	#	07/25/2036	5,020,785
4,779,473	Bear Stearns Asset Backed Securities Trust, Series 2005-10-23A1	4.22%	#	01/25/2036	4,487,708
2,990,809	Bear Stearns Asset Backed Securities Trust, Series 2006-4-31A1	4.65%	#	07/25/2036	2,921,162
3,792,724	Bear Stearns Asset Backed Securities Trust, Series 2006-AC5-A1	6.25%	ß	12/25/2036	3,517,827
13,275,219	Bear Stearns Asset Backed Securities Trust, Series 2006-AQ1-12A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	2.54%		10/25/2036	15,078,535
1,831,270	Bear Stearns Asset Backed Securities Trust, Series 2006-IM1-A1 (1 Month LIBOR USD + 0.23%, 0.23% Floor)	2.63%		04/25/2036	2,323,932
10,998,000	Carrington Mortgage Loan Trust, Series 2007-RFC1-A3 (1 Month LIBOR USD + 0.14%, 0.14% Floor, 14.50% Cap)	2.54%		12/25/2036	10,224,797
2,668,581	Chase Mortgage Finance Trust, Series 2006-S2-1A9	6.25%		10/25/2036	2,050,700
5,228,465	Chase Mortgage Finance Trust, Series 2006-S3-1A2	6.00%		11/25/2036	3,925,248
445,939	Chase Mortgage Finance Trust, Series 2007-S3-1A12	6.00%		05/25/2037	339,903
3,287,439	CHL Mortgage Pass-Through Trust, Series 2006-13-1A17 (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	3.25%	I/FI/O	09/25/2036	656,089
3,287,439	CHL Mortgage Pass-Through Trust, Series 2006-13-1A3 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.25% Cap)	3.00%		09/25/2036	1,853,922
8,965,980	CHL Mortgage Pass-Through Trust, Series 2007-21-1A1	6.25%		02/25/2038	7,284,334
6,162,199	CHL Mortgage Pass-Through Trust, Series 2007-HYB1-2A1	3.57%	#	03/25/2037	5,802,371
4,000,000	CIM Trust, Series 2016-1RR-B2	7.53%	#^Þ	07/26/2055	4,082,094
3,000,000	CIM Trust, Series 2016-2RR-B2	7.77%	#^Þ	02/25/2056	3,071,555
3,000,000	CIM Trust, Series 2016-3RR-B2	7.43%	#^Þ	02/27/2056	3,061,798
2,249,131	Citi Mortgage Alternative Loan Trust, Series 2006-A1-1A6	6.00%		04/25/2036	2,237,683
1,538,971	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A2	5.50%		11/25/2035	1,576,318
925,208	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8-1A1A	4.13%	#	08/25/2047	850,374
8,380,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4-M3B (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.40%		07/25/2037	8,391,264
2,088,660	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-1A2	4.13%	#^Þ	04/25/2036	1,829,331
15,451,029	Citigroup Mortgage Loan Trust, Series 2019-A-PT1	3.92%	^	10/25/2058	15,400,846
7,691,892	CitiMortgage Alternative Loan Trust, Series 2006-A2-A5 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	3.00%		05/25/2036	6,854,073
8,470,620	CitiMortgage Alternative Loan Trust, Series 2006-A2-A6 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.00%	I/FI/O	05/25/2036	936,757
13,771,458	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A3 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.10% Cap)	2.90%		05/25/2037	11,371,938
13,771,458	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A4 (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	3.20%	I/FI/O	05/25/2037	1,888,156
3,835,603	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A4	6.00%		06/25/2037	3,832,357
2,613,907	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A5	6.00%		06/25/2037	2,611,694
3,967,716	CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	3,856,095
802,684	Countrywide Alternative Loan Trust, Series 2004-22CB-1A1	6.00%		10/25/2034	826,613
1,410,901	Countrywide Alternative Loan Trust, Series 2005-28CB-2A7	5.75%		08/25/2035	1,302,051
2,094,113	Countrywide Alternative Loan Trust, Series 2005-46CB-A20	5.50%		10/25/2035	2,000,363
4,223,628	Countrywide Alternative Loan Trust, Series 2005-65CB-1A11	6.00%		01/25/2036	4,063,915
314,273	Countrywide Alternative Loan Trust, Series 2005-73CB-1A3	6.25%		01/25/2036	327,753
1,725,169	Countrywide Alternative Loan Trust, Series 2006-14CB-A8	6.00%		06/25/2036	1,402,100
3,851,076	Countrywide Alternative Loan Trust, Series 2006-41CB-2A12	6.00%		01/25/2037	3,300,630
1,470,083	Countrywide Alternative Loan Trust, Series 2006-41CB-2A15	5.75%		01/25/2037	1,237,926
4,326,750	Countrywide Alternative Loan Trust, Series 2006-46-A6	6.00%		02/25/2047	3,520,709
2,693,787	Countrywide Alternative Loan Trust, Series 2006-7CB-2A1	6.50%		05/25/2036	1,878,922
1,325,230	Countrywide Alternative Loan Trust, Series 2006-8T1-1A4	6.00%		04/25/2036	1,001,963
1,742,637	Countrywide Alternative Loan Trust, Series 2006-J4-2A13	6.00%		07/25/2036	1,492,595
4,798,872	Countrywide Alternative Loan Trust, Series 2006-J4-2A8	6.00%		07/25/2036	4,110,306
1,385,917	Countrywide Alternative Loan Trust, Series 2006-J6-A5	6.00%		09/25/2036	1,153,076
1,216,059	Countrywide Alternative Loan Trust, Series 2007-13-A4	6.00%		06/25/2047	1,047,995
250,492	Countrywide Alternative Loan Trust, Series 2007-J2-2A1	6.00%		07/25/2037	246,539
25,936,461	Countrywide Asset Backed Certificates, Series 2006-25-1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	2.54%		06/25/2047	24,521,297
151,740	Countrywide Home Loans, Series 2006-10-1A11	5.85%		05/25/2036	121,972
858,468	Countrywide Home Loans, Series 2006-17-A6	6.00%		12/25/2036	671,979
2,015,785	Countrywide Home Loans, Series 2006-19-1A7	6.00%		01/25/2037	1,669,832
3,061,539	Countrywide Home Loans, Series 2006-9-A2	6.00%		05/25/2036	2,517,055
10,029,208	Countrywide Home Loans, Series 2007-15-1A29	6.25%		09/25/2037	9,064,040
687,026	Countrywide Home Loans, Series 2007-4-1A10	6.00%		05/25/2037	531,433
501,186	Countrywide Home Loans, Series 2007-8-1A5	5.44%		01/25/2038	386,543
1,857,257	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-5A1	5.25%		01/25/2036	1,801,250
997,788	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-3A2	6.00%		10/25/2035	562,940
1,015,519	Credit Suisse Mortgage Capital Certificates, Series 2006-6-1A10	6.00%		07/25/2036	839,532
1,133,876	Credit Suisse Mortgage Capital Certificates, Series 2008-2R-1A1	6.00%	^	07/25/2037	1,096,286
4,571,315	Credit Suisse Mortgage Capital Certificates, Series 2009-9R-10A2	5.50%	^	12/26/2035	3,920,816
1,700,630	Credit Suisse Mortgage Capital Certificates, Series 2011-17R-1A2	5.75%	^Þ	02/27/2037	1,913,626
5,151,494	CSMC Mortgage-Backed Trust, Series 2006-7-10A1	6.75%		08/25/2036	4,457,097
17,003,998	CSMC Trust, Series 2019-JR1-A1	4.10%	#^	09/27/2066	17,169,583
2,724,362	Deutsche Mortgage Securities, Inc., Series 2009-RS2-1A2	4.72%	#^	09/26/2036	2,726,754
1,087,188	Deutsche Securities, Inc., Series 2005-6-2A1	5.50%		12/25/2035	1,050,784
422,357	Deutsche Securities, Inc., Series 2006-AB4-A1A	6.01%	#	10/25/2036	405,719
1,047,131	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8-1A3	5.50%		11/25/2035	871,874
2,722,933	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA3-A8	6.00%		06/25/2037	1,996,392
2,943,342	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A4	6.25%		08/25/2037	2,247,748
245,727	First Horizon Mortgage Pass-Through Trust, Series 2006-1-1A2	6.00%		05/25/2036	202,517
1,760,305	First Horizon Mortgage Pass-Through Trust, Series 2007-3-A4	6.00%		06/25/2037	1,317,456
10,000,000	FMC GMSR Issuer Trust, Series 2019-GT1-A	5.07%	#^	05/25/2024	10,284,514
2,150,000	FWD, Series 2019-INV1-M1	3.77%	#^	07/25/2049	2,149,371
8,000,000	GCAT LLC, Series 2019-2-A1	3.47%	^§	06/25/2024	8,005,600
7,063,840	GreenPoint Mortgage Funding Trust, Series 2005-AR4-3A1 (12 Month US Treasury Average + 1.40%, 1.40% Floor)	3.90%		10/25/2045	6,146,427
492,239	GSR Mortgage Loan Trust, Series 2006-2F-3A4	6.00%		02/25/2036	398,273
2,733,526	GSR Mortgage Loan Trust, Series 2006-9F-5A2 (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.15%	I/FI/O	10/25/2036	657,626
2,733,526	GSR Mortgage Loan Trust, Series 2006-9F-5A3 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.85%		10/25/2036	1,744,297
1,680,542	GSR Mortgage Loan Trust, Series 2007-1F-3A14	5.75%		01/25/2037	1,476,229
3,381,241	GSR Mortgage Loan Trust, Series 2007-2F-3A3	6.00%		03/25/2037	2,956,544
11,408,700	HarborView Mortgage Loan Trust, Series 2006-BU1-1A1A (1 Month LIBOR USD + 0.21%, 0.21% Floor, 10.50% Cap)	2.60%		02/19/2046	10,627,303
12,945,605	HarborView Mortgage Loan Trust, Series 2007-4-1A1 (1 Month LIBOR USD + 0.22%, 10.00% Cap)	2.61%		07/19/2047	12,554,030
6,595,825	HarborView Mortgage Loan Trust, Series 2007-7-1A1 (1 Month LIBOR USD + 1.00%, 10.50% Cap)	3.40%		10/25/2037	6,288,883
10,000,000	HMIR, Series 2019-1-M1 (1 Month LIBOR USD + 1.65%)	4.05%	^	05/25/2029	10,012,490
2,319,969	HSI Asset Loan Obligation Trust, Series 2007-1-3A6	6.00%		06/25/2037	1,412,842
809,652	Impac Secured Assets Trust, Series 2006-5-1A1B (1 Month LIBOR USD + 0.20%, 0.20% Floor, 11.50% Cap)	2.60%		02/25/2037	758,050
5,628,690	IndyMac Mortgage Loan Trust, Series 2007-AR1-3A1	4.27%	#	06/25/2037	4,666,757
6,384,610	JP Morgan Alternative Loan Trust, Series 2006-S4-A4	5.96%	ß	12/25/2036	6,038,170
3,642,118	JP Morgan Alternative Loan Trust, Series 2008-R2-A1	0.68%	^	11/25/2036	3,092,133
536,037	JP Morgan Mortgage Trust, Series 2005-S3-1A1	6.50%		01/25/2036	426,162
3,087,393	JP Morgan Mortgage Trust, Series 2006-A5-3A2	4.20%	#	08/25/2036	2,891,708
2,832,893	JP Morgan Mortgage Trust, Series 2007-S1-2A8	5.75%		03/25/2037	2,103,121
4,071,974	JP Morgan Resecuritization Trust, Series 2009-13-1A2	5.50%	^	01/26/2036	4,275,052
1,497,212	Lavender Trust, Series 2010-R11A-A4	5.94%	#^	10/26/2036	1,159,427
17,359,683	Legacy Mortgage Asset Trust, Series 2019-GS3-A1	3.75%	^§	04/25/2059	17,721,851
3,108,866	Lehman XS Trust, Series 2006-17-1A4A (1 Month LIBOR USD + 0.17%, 0.17% Floor)	2.57%		08/25/2046	2,913,190
27,361,325	Lehman XS Trust, Series 2007-14H-A3 (1 Month LIBOR USD + 0.55%, 0.55% Floor)	2.95%		07/25/2047	22,099,219
1,165,191	MASTR Alternative Loans Trust, Series 2004-10-5A5	5.75%	Δ	09/25/2034	1,208,679
4,702,623	MASTR Asset Backed Securities Trust, Series 2004-WMC1-M1 (1 Month LIBOR USD + 0.78%, 0.52% Floor)	3.18%		02/25/2034	4,729,411
1,882,211	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A6	6.00%		03/25/2037	1,356,515
1,488,022	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF3B	6.25%		08/25/2036	1,079,450
26,117,087	Morgan Stanley Capital Trust, Series 2006-HE3-A2D (1 Month LIBOR USD + 0.25%, 0.25% Floor)	2.65%		04/25/2036	25,069,170
7,659,240	Morgan Stanley Mortgage Loan Trust, Series 2005-10-4A1	5.50%		12/25/2035	6,994,106
1,151,801	Morgan Stanley Mortgage Loan Trust, Series 2007-12-3A4	6.25%		08/25/2037	918,966
8,330,029	New Century Home Equity Loan Trust, Series 2006-1-A2B (1 Month LIBOR USD + 0.18%, 0.18% Floor, 12.50% Cap)	2.58%		05/25/2036	7,906,156
7,348,900	New Residential Mortgage Loan Trust, Series 2018-FNT1-B	3.91%	^	05/25/2023	7,475,633
3,895,472	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	2,010,399
1,347,121	Nomura Asset Acceptance Corporation, Series 2007-1-1A1A	6.00%	ß	03/25/2047	1,283,508
4,455,643	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS1-D	4.37%	^	01/25/2023	4,478,931
9,920,217	Opteum Mortgage Acceptance Corporation Trust, Series 2006-2-A1C (1 Month LIBOR USD + 0.27%, 0.27% Floor)	2.67%		07/25/2036	5,831,786
19,600,000	PMT Credit Risk Transfer Trust 2019-2R, Series 2019-2R-A (1 Month LIBOR USD + 2.75%, 2.75% Floor)	5.16%	^	05/27/2023	19,803,291
11,000,000	PNMAC GMSR Trust, Series 2018-FT1-A (1 Month LIBOR USD + 2.35%)	4.75%	^	04/25/2023	11,171,876
10,063,018	Popular Mortgage Trust, Series 2005-1-M2	5.51%		05/25/2035	10,053,694
620,900	PR Mortgage Loan Trust, Series 2014-1-APT	5.91%	#^	10/25/2049	596,561
14,286,088	Pretium Mortgage Credit Partners LLC, Series 2019-NPL2-A1	3.84%	^§	12/25/2058	14,344,987
12,744,353	Pretium Mortgage Credit Partners LLC, Series 2018-NPL4-A1	4.83%	^§	09/25/2058	12,930,936
20,344,582	PRPM LLC, Series 2019-2A-A1	3.97%	^§	04/25/2024	20,663,870
7,711,014	PRPM LLC, Series 2017-3A-A1	3.47%	#^	11/25/2022	7,747,363
1,109,236	RBSGC Mortgage Loan Trust, Series 2007-A-2A4	6.25%		01/25/2037	1,104,481
2,846,418	Residential Accredit Loans, Inc., Series 2005-QS12-A3	5.50%		08/25/2035	2,798,734
2,002,755	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	1,895,268
3,030,309	Residential Accredit Loans, Inc., Series 2005-QS9-A6	5.50%		06/25/2035	3,049,114
568,847	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	419,581
3,510,395	Residential Accredit Loans, Inc., Series 2006-QS12-2A12 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 7.50% Cap)	2.60%		09/25/2036	2,845,003
3,510,395	Residential Accredit Loans, Inc., Series 2006-QS12-2A13	4.56%	±I/FI/O	09/25/2036	746,048
4,361,715	Residential Accredit Loans, Inc., Series 2006-QS18-1A4	6.25%		12/25/2036	4,143,356
1,525,741	Residential Accredit Loans, Inc., Series 2006-QS7-A2	6.00%		06/25/2036	1,432,344
1,188,118	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	1,063,017
9,387,492	Residential Accredit Loans, Inc., Series 2007-QS1-1A2 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	3.05%	I/FI/O	01/25/2037	1,136,773
9,387,492	Residential Accredit Loans, Inc., Series 2007-QS1-1A5 (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.00% Cap)	2.95%		01/25/2037	7,325,073
768,596	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	710,917
1,929,615	Residential Asset Securities Corporation, Series 2007-KS3-AI3 (1 Month LIBOR USD + 0.25%, 0.25% Floor, 14.00% Cap)	2.65%		04/25/2037	1,919,772
4,711,754	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	3,100,513
1,584,517	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	1,412,545
105,275	Residential Funding Mortgage Securities Trust, Series 2005-S9-A11	6.25%		12/25/2035	110,174
939,270	Residential Funding Mortgage Securities Trust, Series 2006-SA2-3A1	5.26%	#	08/25/2036	887,391
16,603,259	Securitized Asset Backed Receivables LLC Trust, Series 2006-NC1-A3 (1 Month LIBOR USD + 0.27%, 0.27% Floor)	2.67%		03/25/2036	15,615,571
8,000,000	Soundview Home Loan Trust, Series 2005-OPT4-M1 (1 Month LIBOR USD + 0.46%, 0.46% Floor)	2.86%		12/25/2035	7,382,232
4,626,711	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17-5A1	4.20%	#	08/25/2035	4,126,111
4,451,449	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	4.53%	#	12/25/2035	4,285,616
1,910,633	Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1-A2	4.20%	#	10/25/2037	1,728,079
5,199,404	Structured Asset Mortgage Investments Trust, Series 2006-AR6-1A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor, 10.50% Cap)	2.58%		07/25/2046	4,883,525
5,852,983	Structured Asset Mortgage Investments Trust, Series 2006-AR6-1A3 (1 Month LIBOR USD + 0.19%, 0.19% Floor, 10.50% Cap)	2.59%		07/25/2046	4,676,407
11,102,070	Structured Asset Mortgage Investments Trust, Series 2006-AR7-A1A (1 Month LIBOR USD + 0.21%, 0.21% Floor, 10.50% Cap)	2.61%		08/25/2036	10,488,912
4,956,590	Structured Asset Mortgage Investments Trust, Series 2006-AR8-A2 (1 Month LIBOR USD + 0.21%, 0.21% Floor, 11.50% Cap)	2.61%		10/25/2036	4,901,817
10,420,543	Structured Asset Mortgage Investments Trust, Series 2007-AR3-2A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor, 10.50% Cap)	2.59%		09/25/2047	10,238,739
20,181,395	Structured Asset Securities Corporation, Series 2007-RF1-1A (1 Month LIBOR USD + 0.19%, 0.19% Floor)	2.59%	^	03/25/2037	17,820,087
445,960	Thornburg Mortgage Securities Trust, Series 2007-4-2A1	4.13%	#	09/25/2037	450,298
2,907,962	Verus Securitization Trust, Series 2018-INV1-A2	3.85%	#^	03/25/2058	2,962,395
4,543,691	Verus Securitization Trust, Series 2018-INV1-A3	4.05%	#^	03/25/2058	4,637,016
16,328,695	VOLT LLC, Series 2017-NP11-A1	3.38%	^§	10/25/2047	16,420,555
11,422,660	VOLT LLC, Series 2018-NPL5-A1A	4.21%	^§	08/25/2048	11,559,771
17,371,555	VOLT LLC, Series 2018-NPL8-A1A	4.21%	^§	10/26/2048	17,522,806
1,913,506	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-10-2A8	6.00%		11/25/2035	1,892,666
4,138,210	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB6	6.00%		07/25/2036	3,437,666
12,616,328	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR11-1A (12 Month US Treasury Average + 0.96%, 0.96% Floor)	3.46%		09/25/2046	11,676,245
3,078,352	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A6	6.00%		04/25/2037	2,805,760
285,920	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-4-1A1	5.50%		06/25/2037	291,110
955,997	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	931,247
1,578,553	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	5.22%	#	04/25/2036	1,569,929
5,691,080	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	5,761,677
415,689	Wells Fargo Mortgage Backed Securities Trust, Series 2007-13-A2	6.25%		09/25/2037	425,918
869,221	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3-1A4	6.00%		04/25/2037	894,630
7,659,706	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	7,873,650

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $872,783,920)					855,017,911

Short Term Investments - 4.7%
14,069,629	First American Government Obligations Fund - Class U	2.31%	◆		14,069,629
14,069,630	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	2.26%	◆		14,069,630
14,069,630	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	2.24%	◆		14,069,630

Total Short Term Investments (Cost $42,208,889)					42,208,889

Total Investments - 100.5% (Cost $927,182,676)					909,471,545
Liabilities in Excess of Other Assets - (0.5)%					(4,409,705)

NET ASSETS - 100.0%					$905,061,840

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2019.

^

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2019, the value of these securities amounted to $332,335,659 or 36.7% of net assets.

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2019.

ß

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of June 30, 2019.

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of June 30, 2019.

I/O	Interest only security

I/F

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

Δ

This mortgage-backed bond accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of June 30, 2019.

Þ	Value determined using significant unobservable inputs.

◆	Seven-day yield as of June 30, 2019

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	94.5%
Short Term Investments	4.7%
Non-Agency Commercial Mortgage Backed Obligations	0.8%
Collateralized Loan Obligations	0.3%
Asset Backed Obligations	0.2%
Other Assets and Liabilities	(0.5)%

100.0%

Notes to Schedule of Investments

June 30, 2019 (Unaudited)

1.  Organization

The Fund is a separate investment series of DoubleLine Funds Trust (the “Trust”). The Fund commenced operations on August 4, 2014 and was originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. Currently under the Investment Company Act of 1940, as amended (the “1940 Act”), a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. Shares of the Fund may currently be purchased in transactions by the Adviser or its affiliates acting in their capacity as investment adviser (or in a similar capacity) for clients, including separately managed private accounts, investment companies registered under the 1940 Act, and other funds, each of which must be an “accredited investor” as defined in Regulation D under the Securities Act. The Fund also may permit purchases of shares by (i) qualified employees, officers and Trustees of the Fund and their qualified family members; (ii) qualified employees and officers of the Adviser or DoubleLine Group LP and their qualified family members; (iii) qualified affiliates of the Adviser or DoubleLine Group LP; and (iv) other qualified accounts. The Fund’s investment objective is to seek long-term total return.

2.  Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 20191:

Category
Investments in Securities
Level 1
Money Market Funds	$42,208,889

Total Level 1	42,208,889
Level 2
Non-Agency Residential Collateralized Mortgage Obligations	841,059,507
Non-Agency Commercial Mortgage Backed Obligations	7,421,387
Collateralized Loan Obligations	2,478,314
Asset Backed Obligations	2,253,790

Total Level 2	853,212,998
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	13,958,404
Non-Agency Commercial Mortgage Backed Obligations	91,254

Total Level 3	14,049,658

Total	$909,471,545

See the Schedule of Investments for further disaggregation of investment categories.

1There were no transfers into or out of Level 1 during the period ended June 30, 2019.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2019 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$14,121,799	$17,997	$(3,618)	$60,743	$-	$(238,517)	$-	$-	$13,958,404	$73,853
Non-Agency Commercial Mortgage Backed Obligations	96,054	-	(4,800)	-	-	-	-	-	91,254	156,373

Total	$14,217,853	$17,997	$(8,418)	$60,743	$-	$(238,517)	$-	$-	$14,049,658	$230,226

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at June 30, 2019 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 6/30/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$13,958,404	Market Comparables	Market Quotes	$87.58 - $112.52 ($101.67)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$91,254	Market Comparables	Yields	38.27% (38.27%)	Increase in the yields would have resulted in the decrease in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.